SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS

NOTE 10 SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements are available to be issued. Any material events that occur between the balance sheet date and the date that the financial statements were available for issuance are disclosed as subsequent events, while the financial statements are adjusted to reflect any conditions that existed at the balance sheet date. Based upon this review, except as disclosed within the footnotes or as discussed below, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

On August 9, 2022, the Company and certain accredited investors (each an “Investor” and collectively, the “Investors”) entered into a securities purchase agreement (the “Securities Purchase Agreement”) pursuant to which the Company agreed to sell and issue to the Investors in a private placement (the “Private Placement”) (i) an aggregate of 1,100,000 shares (the “Shares”) of the Company’s common stock, par value $0.00001 per share (the “Common Stock”), at a purchase price of $1.52 per share and associated warrant, (ii) an aggregate of 3,289,474 warrants to purchase Common Stock at an execution price of $1.40 per warrant share which are immediately exercisable and remain exercisable for a term of five and a half (5.5) years from the issuance (the “Common Warrants”), and (iii) in lieu of shares of Common Stock, 2,189,474 pre-funded warrants to purchase Common Stock, with an exercise price of $0,0001 per share of Common Stock, which are immediately exercisable and remain exercisable until exercised in full (the “Pre-Funded Warrants,” and together with the “Common Warrants, the “Warrants,” and collectively with the Shares, the “Securities”). The exercise prices of the Warrants are subject to adjustment for stock splits, reverse splits, and similar capital transactions as described in the Warrants.

The Private Placement closed on August 11, 2022. The Company received gross proceeds from the Private Placement of approximately five million dollars ($5,000,000), before deducting offering expenses payable by the Company. The Company intends to use the net proceeds of the Private Placement for working capital and other general corporate purposes.

The Company engaged Maxim Group LLC (“Maxim”) as the Company’s placement agent for the Private Placement pursuant to a Placement Agency Agreement (the “PAA”) dated as of August 9, 2022. Pursuant to the PAA, the Company agreed to pay Maxim a cash placement fee equal to 7.0% of the gross proceeds of the Private Placement, plus reimbursement of certain expenses and legal fees.

In connection with the Private Placement, the Company and the Investors entered into a Registration Rights Agreement dated August 9, 2022 (the “Registration Rights Agreement”), providing for the registration for resale of the Securities (including the shares of Common Stock underlying the Warrants) that are not then registered on an effective registration statement, pursuant to a registration statement (the “Registration Statement”) to be filed with the Securities and Exchange Commission (the “SEC”) on or prior to August 24, 2022 (the “Filing Date”). The Company has agreed to use its best efforts to cause the Registration Statement to be declared effective as soon as possible, but in no event later than forty-five (45) days of the closing of the Private Placement (or seventy-five (75) days in the event of a full review of the Registration Statement by the SEC) (the “Effectiveness Date”), and to keep the Registration Statement continuously effective for a period that extends from the first date on which the SEC issues an order of effectiveness in relation to the Registration Statement until such date that all registrable securities (as such term is defined in the Registration Rights Agreement) covered by the Registration Statement have been sold thereunder or pursuant to Rule 144 or may be sold without volume or manner-of-sale restrictions pursuant to Rule 144 and without the requirement for the Company to be in compliance with the current public information requirement under Rule 144.

Previously Reported [Member]
SUBSEQUENT EVENTS		NOTE 10 SUBSEQUENT EVENTS